Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Interest and dividends from the Master Trust	$ 20,000,390	$ 21,339,798
Interest income on notes receivable from participants	1,653,290	1,371,880
Contributions - participants	87,249,388	80,237,825
Contributions - employer	51,318,967	48,418,541
Rollover contributions	40,899,007	20,556,285
Other	296,977	(20,911)
Total additions	201,418,019	171,903,418
Change in fair value of investments	388,531,951	344,232,058
Additions, including change in fair value of investments	589,949,970	516,135,476
Deductions:
Benefits paid directly to participants	272,517,373	234,371,541
Deemed distributions	1,763,652	900,476
Administrative expenses	337,286	24,578
Total deductions	274,618,311	235,296,595
Net increase	315,331,659	280,838,881
Transfer from other qualified plan	0	124,679,889
Net assets available for benefits:
Beginning of year	2,745,102,510	2,339,583,740
End of year	$ 3,060,434,169	$ 2,745,102,510